LEASE	6 Months Ended
Jun. 30, 2026
LEASE
LEASE

NOTE 8 — LEASE

The Company’s leasing activities primarily consist of operating leases for offices. The Company adopted ASC 842 effective January 1, 2018. ASC 842 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has applied practical expedient to not recognize short-term leases with lease terms of one year or less on the balance sheet.

As of December 31, 2025, and June 30, 2026, the Company recorded right-of-use assets of approximately $0.2 million and $0.2 million and lease liabilities of approximately $0.1 million and $0.2 million, respectively, for operating leases as a lessee. Supplemental cash flow information related to operating leases was as follows:

	For the six months ended June 30,
	2025	2026
Cash payments for operating leases	$211,122	$65,461
Right-of-use assets obtained in exchange for operating lease liabilities	—	109,064

Future lease payments under operating leases as of June 30, 2026 were as follows:

Operating
leases
2026	86,808
2027	90,474
2028	24,500
Total future lease payments	$201,782
Less: imputed interest	(12,633)
Total lease liabilities	$189,149
Less: Long term portions	47,256
Lease liabilities – current portions	$141,893

The weighted-average remaining lease term was 1.67 years and 1.60 years as of December 31, 2025 and June 30, 2026, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2025 and June 30, 2026 was 6.00% and 7.06%, respectively.

Operating lease expenses for the six months ended June 30, 2025 and 2026 was $0.2 million and $0.2 million, respectively.

A summary of lease cost recognized in the Company’s consolidated statements of operations and comprehensive income/(loss) is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Operating leases cost excluding short-term rental expense	$222,877	$65,461
Short-term lease cost	17,684	176,603
Total	$240,561	$242,064

No lease contract was early terminated for the six months ended June 30, 2025 and 2026.